Business Combination(Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combinations Abstract [Abstract]
Disclosure Of Detailed Information About Business Combinations Explanatory

On May 19, 2017, the Group acquired 36,237,649 shares out of all outstanding shares of KB Insurance Co., Ltd., and this share acquisition increased the Group’s ownership of KB Insurance Co., Ltd. from 39.81% to 94.30%. Therefore, KB Insurance Co., Ltd. became a subsidiary to the Group. The main purpose of the business combination is to improve competitiveness of non-banking business by maximizing the operational synergy with subsidiaries in non-banking businesses.

	2017
	(In millions of Korean won)
Consideration
Fair value of existing holdings at the time of stock exchange	￦	1,425,743
Equity securities(=36,237,649 shares X ￦33,000)		1,195,842

Total consideration transferred	￦	2,621,585

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	￦	547,889
Financial assets at fair value through profit or loss		1,095,668
Available-for-sale financial assets		9,186,062
Held-to-maturity financial assets		4,616,377
Loans		6,604,530
Other receivables		767,458
Property plant and equipment(included Investment property)		895,141
Intangible assets		2,434,049
Other assets		4,187,919

Total Assets		30,335,093

Insurance contract liabilities		22,889,439
Financial liabilities		625,850
Other liabilities		3,905,189

Total liabilities		27,420,478

Total identifiable net assets	￦	2,914,615

Non-controlling interests[1]		170,044
Gains on bargain purchase		122,986

[1]	Measured at the proportionate share of KB Insurance Co., Ltd.’s net assets applies only to instruments that represent present ownership interests.

Disclosure Of Acquired Receivables Explanatory

Details of loans acquired are as follows:

2017
(In millions of Korean won)
Fair value of loans	￦ 6,604,530
Contractual total amount of loan receivables	6,651,314
Contractual cash flows that are not expected to be recovered	(59,906)

Schedule Of Intangible Assets Acquired As Part Of Business Combination Table Text Block [Text Block]

Details of intangible assets recognized as a result of business combinations are as follows:

	2017
	(In millions of Korean won)
Value of business acquired (VOBA)[1]	￦	2,395,291
Others[2]		38,758

Total	￦	2,434,049

[1]	In accordance with IFRS 4, an indirect method using embedded value was applied in measurement of VOBA. In business combination or contract transfer, insurance liabilities and intangible assets are separately presented to recognize embedded value in financial statements. VOBA is a concept similar to present value of in force (PVIF) and Present value of future profits (PVFP or PVP). The intangible assets from embedded value is calculated through the actuarial model and cash flow that were originally used to calculate the embedded value.

[2]	Memberships and other intangible assets were previously held by KB Insurance Co., Ltd.

Disclosure Of Sensitivity Analysis From The Value Of Acquired Business Recognized By Business Combination VOBA [Text Block]

The results of sensitivity analysis from changes in assumption applied to calculate the value (VOBA) of acquired business recognized by business combination are as follows:

	2017
	Assumption change	VOBA outputs		Gain or losses from evaluation
		(In millions of Korean won)
Standard amount		￦	2,395,291	￦	—
Loss ratio	10%		1,020,243		(1,375,048)
	-10%		3,770,338		1,375,047
Surrenders and termination rates	10%		2,425,348		30,057
	-10%		2,360,035		(35,256)
Insurance operating expenses ratio	10%		2,256,197		(139,094)
	-10%		2,534,384		139,093
Return on investment	+0.5%p		3,153,368		758,077
	-0.5%p		1,576,618		(818,673)
Discount rate	+0.5%p		2,250,386		(144,905)
	-0.5%p		2,551,657		156,366

Disclosure Of Exposure To Nonlife Insurance Price Risk As Of The Business Combination Date [Text Block]

According to RBC standard, KB Insurance Co. Ltd. defines insurance price risk exposure as risk premium for the last one year adding or subtracting premium of original insurance and reinsurance, assumed and ceded.

	2017
	Direct insurance		Inward reinsurance		Outward reinsurance		Total
	(In millions of Korean won)
General	￦	908,992	￦	81,311	￦	579,954	￦	410,349
Automobile		1,984,178		—		40,486		1,943,692
Long-term		1,845,647		—		250,459		1,595,188

Total	￦	4,738,817	￦	81,311	￦	870,899	￦	3,949,229

Schedule Of Loss Development Tables For General Insurance As Of The Business Combination Date [Text Block]

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2012.4.1 ~ 2013.3.31	￦	155,846	￦	188,494	￦	194,197	￦	198,574	￦	197,475
2013.4.1 ~ 2014.3.31		168,274		196,711		198,849		198,251		—
2014.4.1 ~ 2015.3.31		121,300		141,807		143,129		—		—
2015.4.1 ~ 2016.3.31		126,747		150,115		—		—		—
2016.4.1 ~ 2017.3.31		148,162		—		—		—		—

Total		720,329		677,127		536,175		396,825		197,475

Gross cumulative claim payments (B)
2012.4.1 ~ 2013.3.31		118,748		172,826		185,043		190,131		191,849
2013.4.1 ~ 2014.3.31		129,198		175,994		189,194		191,700		—
2014.4.1 ~ 2015.3.31		88,311		126,826		135,437		—		—
2015.4.1 ~ 2016.3.31		93,964		136,169		—		—		—
2016.4.1 ~ 2017.3.31		107,770		—		—		—		—

Total		537,991		611,815		509,674		381,831		191,849

Difference (A-B)	￦	182,338	￦	65,312	￦	26,501	￦	14,994	￦	5,626

Schedule Of Loss Development Tables For Automobile Insurance As Of The Business Combination Date [Text Block]

Automobile Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2010.4.1 ~ 2011.3.31	￦	1,025,148	￦	1,041,743	￦	1,049,759	￦	1,053,279	￦	1,053,674	￦	1,054,482	￦	1,055,616
2011.4.1 ~ 2012.3.31		1,103,363		1,118,764		1,125,789		1,130,637		1,132,811		1,134,588		—
2012.4.1 ~ 2013.3.31		1,129,311		1,151,262		1,160,820		1,166,840		1,169,692		—		—
2013.4.1 ~ 2014.3.31		1,124,402		1,154,322		1,164,003		1,174,204		—		—		—
2014.4.1 ~ 2015.3.31		1,205,298		1,224,037		1,236,693		—		—		—		—
2015.4.1 ~ 2016.3.31		1,242,591		1,257,538		—		—		—		—		—
2016.4.1 ~ 2017.3.31		1,292,711		—		—		—		—		—		—

Total		8,122,824		6,947,666		5,737,064		4,524,960		3,356,177		2,189,070		1,055,616

Gross cumulative claim payments(B)
2010.4.1 ~ 2011.3.31		898,401		1,010,255		1,033,873		1,043,730		1,048,664		1,050,860		1,051,681
2011.4.1 ~ 2012.3.31		954,486		1,079,455		1,106,620		1,120,852		1,128,085		1,130,188		—
2012.4.1 ~ 2013.3.31		963,250		1,112,141		1,140,658		1,154,668		1,160,801		—		—
2013.4.1 ~ 2014.3.31		948,421		1,105,324		1,137,731		1,155,656		—		—		—
2014.4.1 ~ 2015.3.31		1,007,236		1,180,056		1,210,707		—		—		—		—
2015.4.1 ~ 2016.3.31		1,042,046		1,208,525		—		—		—		—		—
2016.4.1 ~ 2017.3.31		1,079,668		—		—		—		—		—		—

Total		6,893,508		6,695,756		5,629,589		4,474,906		3,337,550		2,181,048		1,051,681

Difference (A-B)	￦	1,229,316	￦	251,910	￦	107,475	￦	50,054	￦	18,627	￦	8,022	￦	3,935

Schedule Of Loss Development Tables For Long Term Insurance As Of The Business Combination Date [Text Block]

Long-term Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2012.4.1 ~ 2013.3.31	￦	648,694	￦	871,989	￦	897,650	￦	902,898	￦	904,400
2013.4.1 ~ 2014.3.31		737,540		999,838		1,029,937		1,035,705		—
2014.4.1 ~ 2015.3.31		822,235		1,106,997		1,138,537		—		—
2015.4.1 ~ 2016.3.31		945,954		1,286,361		—		—		—
2016.4.1 ~ 2017.3.31		1,102,183		—		—		—		—

Total		4,256,606		4,265,185		3,066,124		1,938,603		904,400

Gross cumulative claim payments (B)
2012.4.1 ~ 2013.3.31		606,551		859,742		889,948		898,142		901,629
2013.4.1 ~ 2014.3.31		696,685		984,891		1,021,364		1,032,301		—
2014.4.1 ~ 2015.3.31		770,283		1,090,501		1,130,781		—		—
2015.4.1 ~ 2016.3.31		892,901		1,271,183		—		—		—
2016.4.1 ~ 2017.3.31		1,051,471		—		—		—		—

Total		4,017,891		4,206,317		3,042,093		1,930,443		901,629

Difference (A-B)	￦	238,715	￦	58,868	￦	24,031	￦	8,160	￦	2,771

Schedule Of Maturity Structure Of Premium Reserve Related To Liquidity Risk As Of The Business Combination Date [Text Block]

Premium reserve’s maturity structure as of the business combination date is as follows:

	2017
	Within 1 year		1~5 years		5~10 years		10~20 years		More 20 years		Total
	(In millions of Korean won)
Long-term insurance non participating
Non-linked	￦	54,301	￦	202,759	￦	185,691	￦	76,049	￦	97,970	￦	616,770
Linked		457,494		2,311,040		2,256,942		1,240,524		8,991,508		15,257,508

Sub-total		511,795		2,513,799		2,442,633		1,316,573		9,089,478		15,874,278

Annuity
Non-linked		10		143		1,775		4,109		1,490		7,527
Linked		183		44,147		276,785		1,025,511		2,066,527		3,413,153

Sub-total		193		44,290		278,560		1,029,620		2,068,017		3,420,680

Asset-linked
Linked		—		27,059		—		—		—		27,059
Total
Non-linked		54,311		202,902		187,466		80,158		99,460		624,297
Linked		457,677		2,382,246		2,533,727		2,266,035		11,058,035		18,697,720

Total	￦	511,988	￦	2,585,148	￦	2,721,193	￦	2,346,193	￦	11,157,495	￦	19,322,017

Disclosure Of Concentration And Credit Ratings For The Top Three Reinsurance Companies That Deal With The Group As Of The Business Combination Date [Text Block]

As of business combination date, there are 219 reinsurance companies that deal with KB Insurance Co., Ltd., and the top three insurance companies’ concentration and credit ratings are as follows:

Reinsurance company	Ratio	Credit rating
KOREANRE	66.60%	AA
STARR INTERNATIONAL	3.41%	AA+
SWISSREINSURANCE	3.22%	AAA

Disclosure Of Exposures To Credit Risk Related To Reinsurance As Of The Business Combination Date [Text Block]

Exposures to credit risk related to reinsurance as of business combination date were as follows:

	2017
	(In millions of Korean won)
Reinsurance assets[1]	￦	730,251
Net receivables from reinsurers[2]		44,443

Total	￦	774,694

[1]	Net carrying amounts that deduct impairment loss
[2]	Net carrying amounts of each reinsurance company that offsets reinsurance accounts receivable and reinsurance accounts payable and deduct allowance for loan losses

Disclosure Of Exposure To Interest Rate Risk Of Insurance Contract As Of The Business Combination Date [Text Block]

Exposure to interest rate risk

	2017
	(In millions of Korean won)
Liabilities
Fixed interest rate	￦	622,570
Variable interest rate		18,268,800

Total		18,891,370

Assets
Due from banks		319,960
Financial assets at fair value through profit or loss		386,040
Available-for-sale financial assets		6,660,182
Held-to-maturity financial assets		4,143,851
Loans		6,465,291

Total	￦	17,975,324